S-K 1603(a)(7) Direct and Indirect Material Interest Holders - William Quinn [Member]	Aug. 22, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	William Quinn
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	affiliate of Pearl, a Dallas, Texas-based investment firm